UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Trinity Capital of Jacksonville, Inc.

                                 Address: 1819 Goodwin Street
                                          Jacksonville, Fl 32204

                                 13F File Number: 028-04449

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Thad L. McNulty

Title:  President

Phone:  904-355-7700

Signature,                          Place,                  and Date of Signing:

/s/ Thad L. McNulty                 Jacksonville Fl         2-12-2007
-------------------------           --------------------    --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                        Name

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

            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                   12/31/2006

                                     TITLE
                                      OF                  VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER             CLASS     CUSIP     (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
----------------------------------  -------  ---------   --------   -------  ---  ----  -------  --------  -------- -------- -------
BJ'S WHOLESALE CLUB INC CMN           COM    05548J106   373,000    12,000   SH         12,000              12,000
CEMEX, S.A.B DE C.V. SPONSORED
  ADR CMN                             COM    151290889   745,000    22,000   SH         22,000              22,000
FIRST ACCEPTANCE CORP CMN             COM    318457108   429,000    40,000   SH         40,000              40,000
MEMC ELECTRONIC MATERIAL COMMON
  STOCK                               COM    552715104   391,000    10,000   SH         10,000              10,000
PALOMAR MEDICAL TECHNOLOGIES (NEW)    COM    697529303   174,000     3,428   SH          3,428               3,428
POTASH CORP. OF SASKATCHEWAN CMN      COM    73755L107   717,000     5,000   SH          5,000               5,000
SBA COMMUNICATIONS CORP CMN           COM    78388J106   413,000    15,000   SH         15,000              15,000
SILVER STANDARD RESOURCES INC CMN     COM    82823L106   400,000    13,000   SH         13,000              13,000